Financial liabilities	3 Months Ended
Mar. 31, 2020
Financial liabilities
Financial liabilities

10 Financial liabilities

10.1Interest-bearing liabilities

in EUR k	Dec 31, 2019	Mar 31, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	768
Municipal loans	610	—
Total non‑current loans	1,578	768
Lease liabilities	18,069	18,826
Total non‑current liabilities	19,647	19,594

Current liabilities
Current portion of secured bank loans	802	802
Bank overdrafts	2,636	3,050
Municipal loans	250	—
Total current loans	3,688	3,852
Current portion of lease liabilities	3,635	3,625
Total current liabilities	7,323	7,477
Total non‑current and current liabilities	26,970	27,071

As of March 31, 2020, short-term cash deposits of EUR 1,500k (December 31, 2019: EUR 1,500k) were used to secure the secured bank loan outstanding (see note 8).

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of March 31, 2020 and December 31, 2019 have the following conditions:

				Dec 31, 2019		Mar 31, 2020
		Nominal		Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,570	1,570
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	2022	476	476	476	476
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,094	2,094
Bank overdrafts	EUR	3.59%	Rollover	—	—	480	480
Lease liabilities	EUR	3.5%*, 5. 4%-8.9%	2017-31	21,704	21,704	22,451	22,451
Total interest‑bearing financial liabilities				26,970	26,970	27,071	27,071

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,094k as of March 31, 2020 (December 31, 2019: EUR 2,160k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2019: EUR 2,500k) (see note 8). The bank overdrafts of EUR 476k (December 31, 2019: EUR 476k) were secured by guarantees provided by certain of the Company's shareholders as of December 31, 2019, and were released providing security over a short-term deposit with a carrying amount of EUR 500k subsequent to the year end (see note 8).

The municipal loan due to MBMV (Mittelständische Bürgschaftsbank Mecklenburg-Vorpommern) of EUR 860k outstanding as of December 31, 2019 was secured by guarantees provided by the Group's shareholders, and were released upon full repayment in February 2020.

10.2Trade payables and other liabilities

in EUR k	Dec 31, 2019	Mar 31, 2020
Trade payables	8,554	10,173
Government grants (deferred income)	11,289	11,137
Liability for Virtual Stock Option Program	2,769	2,766
Contract liabilities	3,748	3,523
Others	5,258	6,423
Trade payables and other liabilities	31,618	34,022
Non‑current	9,941	9,773
Current	21,677	24,249

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the three months ended March 31, 2020 are related to the purchase of certain items of property, plant and equipment amounted to EUR 207k (the three months ended March 31, 2019: EUR nil).

In addition, other liabilities include personnel-related liabilities for vacation and bonuses totaling EUR 2,734k (December 31, 2019: EUR 2,264k) as well as liabilities for wage and church tax of EUR 356k (December 31, 2019: EUR 376k). Other liabilities as of December 31, 2019 also include costs relating to IPO of EUR 565k.